Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Work in process	$ 9,870	$ 4,718
Finished goods	13,946	4,604
Total	$ 23,816	$ 9,322